Income Taxes - Components Of Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Accrued expenses	$ 470	$ 266
Intangible assets	12	14
Stock-based compensation	1,072	236
Reserves and allowances	708	302
Other	456	50
Net operating losses	5,954	6,451
Deferred Tax Assets	8,672	7,319
Valuation allowance	(7,417)	(6,804)
Total Deferred Tax Assets	1,255	515
State deferred taxes	(521)	(510)
Depreciation and amortization	(723)	(5)
Total Deferred Tax Liabilities	(1,244)	(515)
Net Deferred Tax Assets/(Liabilities)	$ 11